Apr. 30, 2015
SCHWAB ANNUITY PORTFOLIOS

(the “Trust”)

Schwab Money Market Portfolio

(the “Portfolio”)

Supplement dated October 9, 2015

This supplement provides information regarding certain changes the Portfolio will be making in connection with amendments adopted by the U.S. Securities and Exchange Commission to Rule 2a-7 and other rules governing money market funds under the Investment Company Act of 1940, as amended (the “Amendments”).

Further, effective April 14, 2016, the Portfolio will change its name to Schwab Government Money Market Portfolio.

The Prospectus and Statement of Additional Information of the Portfolio will be updated to reflect the name change and the addition of the new non-fundamental investment policies on April 14, 2016.